TARGET ASSET ALLOCATION FUNDS

Target Conservative Allocation Fund
Target Moderate Allocation Fund
Target Growth Allocation Fund

Supplement dated March 4, 2011 to the
Prospectus, Summary Prospectus and Statement of Additional Information (SAI) dated September 27, 2010

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I.	Coralie Witter, CFA is hereby added as portfolio manager for the segment of each Fund subadvised by M arsico Capital Management, LLC (Marsico).

To reflect this change, the Fund Management table appearing in the Summary Section of each Prospectus, and the Fund Management table appearing in each Summary Prospectus is hereby revised by adding the following new information:

Investment Manager	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	Marsico Capital Management, LLC	Coralie Witter, CFA	Portfolio Manager, Senior Analyst	February 2011

The section of the Prospectus entitled “Subadvisers and Portfolio Managers” is hereby revised by deleting the existing discussion pertaining to Marsico Capital Management, LLC (MFS), and substituting the following new discussion:

Marsico Capital Management, LLC (Marsico)

Marsico Capital Management, LLC (“Marsico”) is located at 1200 17th Street, Suite1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of December 31, 2010, had approximately $51 billion under management.

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Funds.

Thomas F. Marsico is the Chief Investment Officer of Marsico, and has over 25 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao is a senior analyst and portfolio manager. Mr. Rao has been associated with Marsico as an investment professional since 2005, and has 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Coralie Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has 13 years of experience in the financial services industry, most of which has involved equity research. Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research. Ms. Witter graduated from the University of Colorado with a Bachelor's degree in International Affairs.

Marsico has been a subadviser to the Funds since June 2005.

The section of Part I of the SAI entitled “Additional Information About the Portfolio Managers -- Other Accounts and Ownership of Fund Securities”is hereby revised by adding the following other account information for each Fund for Coralie Witter, CFA:

Conservative Allocation Fund

Subadviser	Portfolio Manager	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Fund Securities
Marsico	Coralie Witter, CFA	$0	$0	$0	None

Moderate Allocation Fund

Subadviser	Portfolio Manager	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Fund Securities
Marsico	Coralie Witter, CFA	$0	$0	$0	None

Growth Allocation Fund

Subadviser	Portfolio Manager	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Fund Securities
Marsico	Coralie Witter, CFA	$0	$0	$0	None

Information in each table is as of October 31, 2010

II.	Jeff Reed, CFA and Jonathon Miller are hereby added as portfolio manager for the segment of each Fund subadvised by NFJ Investment Group, LLC (NFJ).

To reflect this change, the Fund Management table appearing in the Summary Section of each Prospectus, and the Fund Management table appearing in each Summary Prospectus is hereby revised by adding the following new information:

Investment Manager	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	NFJ Investment Group, LLC	Jeff Reed, CFA	Portfolio Manager	February 2011
		Jonathon Miller	Portfolio Manager	February 2011

The section of the Prospectus entitled “Subadvisers and Portfolio Managers” is hereby revised by deleting the existing discussion pertaining to NFJ Investment Group, LLC (NFJ), and substituting the following new discussion:

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NFJ Investment Group LLC (NFJ)

NFJ was formed in 1989 and is a wholly owned subsidiary of Allianz Global Investors of America L.P. As of November 30, 2010, the firm had over $34 billion of worldwide assets under management and advice. NFJ, a disciplined, value-oriented equity manager, is located at 2100 Ross Avenue, Dallas, Texas 75201. The portfolio managers responsible for the portions of the Funds advised by NFJ are Thomas Oliver, CPA, CFA , Ben Fischer, CFA, Paul Magnuson, R. Burns McKinney, CFA, Jeff Reed, CFA and Jonathon Miller.

BEN J. FISCHER, CFA - MANAGING DIRECTOR
Mr. Fischer is a founding partner of NFJ Investment Group. He has over 45 years of experience in portfolio management, investment analysis and research. Prior to founding NFJ in 1989, he was chief investment officer (institutional and fixed income), senior vice president and senior portfolio manager at NationsBank which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He received his BA degree in Economics and a JD degree from Oklahoma University, and an MBA from New York University.

PAUL A. MAGNUSON - MANAGING DIRECTOR
Mr. Magnuson joined NFJ in 1992. He is a senior research analyst and a portfolio manager with over 25 years of experience in equity analysis and portfolio management. He currently manages the Small Cap Value strategy and oversees NFJ investment processes. Prior to joining NFJ Investment Group, Mr. Magnuson was an assistant vice president at NationsBank which he joined in 1985. Within the trust investment quantitative services group, he managed structured investment strategies and performed qualitative equity risk analysis on domestic and international portfolios. Mr. Magnuson received his BBA degree in Finance from the University of Nebraska in 1984.

THOMAS W. OLIVER, CPA, CFA - MANAGING DIRECTOR, PORTFOLIO MANAGER
Mr. Oliver has over 15 years of experience in accounting, reporting, financial analysis, and portfolio management. Prior to joining NFJ Investment Group in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation which he joined in 1999. He began his career as an auditor with Deloitte & Touche in 1995. Mr. Oliver received his BBA and MBA degrees from the University of Texas in 1995 and 2005, respectively.

R. BURNS MCKINNEY, CFA - MANAGING DIRECTOR, PORTFOLIO MANAGER
Mr. McKinney has over 14 years of experience in equity research, financial analysis and investment banking. Prior to joining NFJ Investment Group in 2006, Mr. McKinney was an equity analyst covering the energy sector for Evergreen Investments in Boston. He began his career as an investment banking analyst at Alex. Brown & Sons in 1996. Prior to attending business school, he served as a Vice President in equity research at Merrill Lynch in New York, and also worked as an equity analyst at Morgan Stanley. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003.

JEFF N. REED, CFA - PORTFOLIO MANAGER
Mr. Reed has over 4 years of experience in investment and financial analysis. He began his career as a credit analyst at Frost Bank in 2003. Mr. Reed then attended the University of Texas, where he received his MBA. Upon completion of business school in 2007, Mr. Reed joined NFJ Investment Group. He received his BBA degree in Finance from Texas Christian University in 2003.

JONATHON B. MILLER - PORTFOLIO MANAGER
Mr. Miller has over 3 years of experience in investment and financial analysis. He began his career as an Electrical Engineer at Texas Instruments in 2004. Mr. Miller then attended Columbia University where he received his MBA. Upon completion of business school in 2009, Mr. Miller joined NFJ Investment Group. He received his Bachelor of Science degree in Electrical Engineering from the University of Texas in 2003.

NFJ has been a subadviser to the Funds since December 2005.

The section of Part I of the SAI entitled “Additional Information About the Portfolio Managers -- Other Accounts and Ownership of Fund Securities”is hereby revised by adding the following other account information for each Fund for Jeff Reed, CFA and Jonathon Miller:

Conservative Allocation Fund

Subadviser	Portfolio Manager	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Fund Securities
NFJ	Jeff Reed, CFA	$0	$0	$0	None
	Jonathon Miller	$0	$0	$0	None

Moderate Allocation Fund

Subadviser	Portfolio Manager	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Fund Securities
NFJ	Jeff Reed, CFA	$0	$0	$0	None
	Jonathon Miller	$0	$0	$0	None

Growth Allocation Fund

Subadviser	Portfolio Manager	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Fund Securities
NFJ	Jeff Reed, CFA	$0	$0	$0	None
	Jonathon Miller	$0	$0	$0	None

Information in each table is as of October 31, 2010

III.

Jeffrey S. Partenheimer, CP A, CFA is no longer serving as Portfolio Manager for NFJ’s portion Target Asset Allocation Funds. To reflect this, all references to Mr. Partenheimer in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby deleted.

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